Income before Income Taxes and Discontinued Operations, and Provision for Income Taxes (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Income Taxes [Line Items]
Income before income taxes and discontinued operations		¥ 188,601	¥ 184,504	¥ 109,363
Income before income taxes and discontinued operations		155,416	101,835	63,209
Income before income taxes and discontinued operations	[1]	344,017	286,339	172,572
Current provision for income taxes		47,719	46,209	21,103
Provision for income taxes		89,057	98,553	53,682
Deferred provision for income taxes		41,338	52,344	32,579
Provision For Income Taxes
Income Taxes [Line Items]
Deferred provision for income taxes		41,338	52,344	32,579
Japan
Income Taxes [Line Items]
Current provision for income taxes		9,455	19,116	7,428
Deferred provision for income taxes		36,112	49,419	27,371
Overseas
Income Taxes [Line Items]
Current provision for income taxes		38,264	27,093	13,675
Deferred provision for income taxes		¥ 5,226	¥ 2,925	¥ 5,208

[1]	Results of discontinued operations before applicable tax effect are included in each amount attributed to each geographic area.